Pension Plans and Defined Contribution Plan - Schedule of Estimated Future Benefit Payments (Detail) - Pension Plans [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2018	$ 12,739
2019	11,798
2020	11,175
2021	10,145
2022	10,838
2023-2027	$ 55,673